UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

          Report for the Calendar Year or Quarter Ended: June 30, 2004

                Check here if Amendment |X|; Amendment Number: 3

             This Amendment (Check only one.): |_| is a restatement.
                         |X| adds new holdings entries.

              Institutional Investment Manager Filing this Report:

              Name: Nierenberg Investment Management Company, Inc.

                          Address: 19605 NE 8th Street
                                 Camas, WA 98607

                        13F File Number: (Initial filing)

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

      Name:  David N. Nierenberg
      Title: President
      Phone: 360-604-8600

      Signature, Place, and Date of Signing:


         /s/ DAVID N. NIERENBERG                     October 13, 2004
         -----------------------------         -----------------------------
             David N. Nierenberg                     Camas, WA

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:          -0-
Form 13F Information Table Entry Total:     20
Form 13F Information Table Value Total:     $190,866
                                            (thousands)

List of Other Included Managers:            None

Form 13F Information Table

ITEM 1                                             ITEM 2           ITEM 3        ITEM 4         ITEM 5
Name of Issuer                                    Title of          Cusip #     Fair Market     Number of
                                                   Class                           Value          Shares
                                                                                (thousands)
Advanced Digital Information Corp.                 Common          007525108        9,040       1,039,045
Amedisys, Inc.                                     Common          023436108          599          20,000
AmNet Mortgage, Inc.                               Common          02926T103       10,832       1,371,200
Bombay Co. Inc.                                    Common          097924104       23,695       3,232,600
Mexican Restaurants, Inc.                          Common          14712P104        9,014       1,002,700
Brooks Automation, Inc.                            Common          114340102       24,765       1,750,156
Constellation Energy Group, Inc.                   Common          210371100          199           5,000
Credence Systems Corp.                             Common          225302108       16,345       2,270,100
Denbury Resources, Inc.                            Common          247916208       14,465         569,469
Genesis Energy, LP                                 Common          371927104          294          26,100
Korea Fund, Inc.                                   Common          500634100        2,679         129,800
Korea Equity Fund, Inc.                            Common          50063B104        1,081         199,000
Leucadia National Corp.                            Common          726540503          340           6,000
MedCath Corp.                                      Common          58404W109       21,424       1,354,253
Metallic Ventures Gold, Inc.                       Common          591253109        8,473       5,657,450
WTS Metallic Ventures Gold                         Common          591253109           52         371,700
Natus Medical, Inc.                                Common          639050103       15,797       2,279,524
Pediatric Services of America, Inc.                Common          705323103        6,401         783,430
The St.Paul Travelers Companies, Inc.              Common          23427N104          231           7,000
Superior Energy Services, Inc.                     Common          868157108       25,140       1,945,800

Item 6 Nierenberg Investment Management Company, Inc. has sole investment discretion.

Item 7      Not applicable

Item 8 Nierenberg Investment Management Company, Inc. has sole voting authority.